Pension Plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Japan
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	¥ 10,424	¥ (1,629)	¥ (5,078)
Amortization of net actuarial loss	1,320	1,156	844
Prior service credit due to amendments	(402)	0	20
Amortization of prior service credit	(178)	(820)	(897)
Amortization of transition obligation	0	0	0
Total recognized in other comprehensive income (loss), pre-tax	11,164	(1,293)	(5,111)
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial gain (loss)	(2,308)	1,117	(5,553)
Amortization of net actuarial loss	313	739	75
Prior service credit due to amendments	(10)	1,097	50
Amortization of prior service credit	(269)	(208)	(174)
Amortization of transition obligation	1	1	7
Foreign currency exchange rate change	(946)	524	496
Total recognized in other comprehensive income (loss), pre-tax	¥ (3,219)	¥ 3,270	¥ (5,099)